Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
24.	SUBSEQUENT EVENTS
In March 2018, convertible loan and advances to a third party amounted to RMB30,839 (US$4,740) was fully impaired due to credit loss.